FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income

During the year 2011, the Group recorded following losses in other comprehensive income related to the contract:

For the year ended December 31, 2011

Unrealized losses recognized for effective portion	(247)
Losses transfer to statements of operations	319

Total	72

Loss in the Exchange Difference for Account in the Consolidated Statement of Operations

During the year 2011, the Group recorded following loss in the exchange difference account in the consolidated statement of operations related to the contract:

For the year ended December 31, 2011

Loss transfer from other comprehensive income	(319)
Loss recognized due to changes in spot-forward difference	(14)

Total	(333)